Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues from third parties, net	$ 832,070	$ 906,737	$ 945,309
Revenues from related parties, net	103	65	119
Total revenues	832,173	906,802	945,428
Costs and expenses:
Cost of revenues	577,812	630,601	681,931
Research and development	161,128	160,329	171,392
General and administrative	25,715	24,121	25,037
Sales and marketing	23,392	23,530	23,856
Total costs and expenses	788,047	838,581	902,216
Operating income	44,126	68,221	43,212
Non operating income (loss):
Interest income	9,842	9,907	8,746
Changes in fair value of financial assets at fair value through profit or loss	1,472	1,363	1,655
Foreign currency exchange gains (losses), net	2,801	2,491	(768)
Finance costs	(3,491)	(4,014)	(6,080)
Share of losses of associates	(3,185)	(831)	(598)
Other gains (losses)	3,205	0	(1,932)
Other income	97	198	158
Total non operating income (loss)	10,741	9,114	1,181
Profit before income taxes	54,867	77,335	44,393
Income tax expense (benefit)	9,592	(2,435)	(5,028)
Profit for the year	45,275	79,770	49,421
Loss (profit) attributable to noncontrolling interests	(1,338)	(15)	1,195
Profit attributable to Himax Technologies, Inc. stockholders	$ 43,937	$ 79,755	$ 50,616
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.13	$ 0.23	$ 0.15
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	0.13	0.23	0.14
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	0.25	0.46	0.29
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.25	$ 0.46	$ 0.29